Fair Value Hierarchy - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents	$ 1,894	$ 3,301
Short term deposits	3,861	20,195
Restricted cash	366	430
Short term RAIN digital assets	24,272
Long term RAIN digital assets	582,508
RAIN Option	1,708,789
Total financial assets	2,321,690	23,926
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents	1,894	3,301
Short term deposits	3,861	20,195
Restricted cash	366	430
Short term RAIN digital assets	24,272
Long term RAIN digital assets	582,508
RAIN Option
Total financial assets	612,901	23,926
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Short term RAIN digital assets
Long term RAIN digital assets
RAIN Option	1,708,789
Total financial assets	1,708,789
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Short term RAIN digital assets
Long term RAIN digital assets
RAIN Option
Total financial assets